Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Significant Influence is Valued by the Equity Method (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 shares
Disclosure of subsidiaries [line items]
Decrease in proportion of ownership un associate	12.976%
Banco Galicia [member]
Disclosure of subsidiaries [line items]
Number of shares sold	31,145,090